Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable, net consisted of the following:
	March 31, 2024	March 31, 2023
Accounts receivable	$106,604,503	$92,666,927
Less: allowance for credit losses	(1,244,662)	(3,219,772)
Accounts receivable, net	$105,359,841	$89,447,155

Schedule of Allowance for Credit Losses	Movement of allowance for credit losses was as follows:
	March 31, 2024	March 31, 2023
Beginning balance	$3,219,772	$237,037
Additions (reduction)	(1,676,528)	2,951,045
Foreign currency translation adjustments	(298,582)	31,690
Ending balance	$1,244,662	$3,219,772